Capital disclosures and net debt - Disclosure of the net debt ratio (Details) $ in Millions		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about hedges [line items]
Finance debt		$ 46,944	$ 61,176
Less: fair value asset (liability) of hedges related to finance debta		(3,673)	(118)
Debt, net of hedging instruments		50,617	61,294
Less: cash and cash equivalents		29,195	30,681	$ 31,111	$ 22,472
Net debt		21,422	30,613
Equity	[1]	$ 82,990	$ 90,439	$ 85,568	$ 100,708
Gearing		0.205	0.253
Debt Hedges | Derivatives
Disclosure of detailed information about hedges [line items]
Financial liabilities at fair value through profit or loss		$ 91	$ 166

[1]	See Note 31 for further information.